Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
Schedule of fair value of the stock warrants
Dividend rate	—%
Term (in years)	5 years
Volatility	348.5%
Risk—free interest rate	1.16%